Share-based payments (Details) € in Thousands	12 Months Ended
Dec. 31, 2017 EUR (€) € / $ $ / shares
2016 Plan
SummaryOfSharedbasePaymentsLineItems [Line Items]
Fair value of stock option | €	€ 212
Fair value of common share | €	431
Exercise price | €	€ 656
Volatility (weighted average)	63.00%
Dividend yield	0.00%
2016 Plan | Minimum
SummaryOfSharedbasePaymentsLineItems [Line Items]
Expected life (range)	4.25
Risk-free rate (range)	(0.33%)
2016 Plan | Maximum
SummaryOfSharedbasePaymentsLineItems [Line Items]
Expected life (range)	7.0
Risk-free rate (range)	0.17%
2017 Plan
SummaryOfSharedbasePaymentsLineItems [Line Items]
Fair value per share | $ / shares	18.05
Exercise price in USD | $ / shares	18.05
Volatility (weighted average)	73.00%
Expected life (range)	4.9
Dividend yield	0.00%
Risk-free rate (range)	2.16%
Fair value per option | $ / shares	10.86
FX rate (EUR/USD) as of grant date	85.00%
Fair Value per option (in EUR) | € / $	9.24